Other Operating Expense, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Amortization expense	$ 8,689	$ 8,755	$ 8,718
Transaction and other related costs	1,033	170	491
Restructuring, integration and business optimization costs	1,994	2,135	5,465
Net loss on asset disposals	4,722	4,559	10,350
Insurance recoveries	0	0	(5,480)
Gain on contract termination	0	0	(20,612)
Other, net	1,404	2,115	4,291
Other operating expense, net	$ 17,842	$ 17,734	3,223
Total gain related to insurance recoveries			6,450
Insurance recoveries recorded as gain on asset disposals			207
Insurance recoveries recorded as non-operating income			$ 763